Share capital and reserves - Fair value of the derivative warrant liabilities (Details) - $ / shares		12 Months Ended
	Oct. 07, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share capital and reserves
Share price		$ 10.98
Risk-free interest rate	3.66%
Expected dividend yield		0.00%
Expected volatility	100.00%	100.00%	100.00%
Top of range [member]
Share capital and reserves
Risk-free interest rate			3.32%
Bottom of range [member]
Share capital and reserves
Risk-free interest rate		3.25%	1.44%
Derivative Warrant Liabilities [Member]
Share capital and reserves
Share price		$ 2.31	$ 7.29	$ 18.45
Risk-free interest rate			3.55%	1.23%
Expected dividend yield		0.00%	0.00%	0.00%
Expected volatility		100.00%	100.00%	100.00%
Remaining term (in years)			4 years 9 months 18 days
Derivative Warrant Liabilities [Member] | Top of range [member]
Share capital and reserves
Risk-free interest rate		3.91%
Remaining term (in years)		3 years 9 months 18 days	4 years 9 months 18 days
Derivative Warrant Liabilities [Member] | Bottom of range [member]
Share capital and reserves
Risk-free interest rate		3.25%
Remaining term (in years)		2 years 1 month 6 days	3 years 9 months 18 days